Financial Instruments - Interest Rate Derivatives (Details) (Interest Rate Cap [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	$ 33.6	$ 142.6
Plaza Las Fuentes
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	33.6	33.6
Brea Campus
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	$ 0	$ 109.0